Senior Secured Notes	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
SENIOR SECURED NOTES

5 — SENIOR SECURED NOTES

Senior Secured Bridge Note

Effective May 1, 2017, the Company entered into a senior secured bridge note financing with a third party investment fund (the "Senior Holder") for the principal sum of $287,500 (the "Senior Secured Bridge Note") of which $250,000 was received as proceeds and $37,500 was recorded as original issue discount. The interest on the principal amount was at the rate of two percent per annum. The maturity date at issue was November 1, 2017, at which time the principal and accrued and unpaid interest and other fees therein, was due and payable. The Senior Secured Bridge Note was secured by all the assets held by the Company.

After amending the Senior Secured Bridge Note and extending its terms on October 23, 2017 and November 20, 2017, the Company executed an agreement to settle in full the outstanding Senior Secured Bridge Note on February 22, 2018. Under the terms of this agreement, the Company paid $150,000 at time of execution of the settlement and was to pay an additional cash payment of $100,000 at the Next Financing, as defined. In addition, at such time the Next Financing closed, the Company agreed to issue to the holder (i) warrants to purchase a number of shares of the Company's common stock equal to $325,000 divided by the price per share of the Next Financing; and (ii) a number of shares of the Company's common stock equal to $50,000 divided by the price per unit of the Next Financing. The warrants were to have an exercise price equal to the price per share of the Next Financing and a term of two years.

On July 31, 2018, on completion of the IPO and as required under the terms of the settlement agreement, the Company made a cash payment of $100,000 and issued 10,020 shares of common stock and warrants to purchase 65,130 shares of common stock at an exercise price of $4.99 per share. The net loss on extinguishment was $97,593. Interest expense on the Senior Secured Note in the year ended December 31, 2018 was $24,431.

Senior Secured Notes (Related Parties $470,000)

On February 22, 2018 and March 1, 2018, the Company entered Security Purchase Agreements to issue Secured Notes (the "Secured Notes") to a number of Company directors and a consultant in the aggregate principal amount of $510,000. The Secured Notes ranked pari passu with respect to seniority to one another, were senior to all other debt, and were secured against all assets of the Company. The Secured Notes matured on July 1, 2018 and bore 18% interest, payable at maturity or at the time of the Company's next equity or debt, including, without limitation, an IPO or a change of control. Of the Secured Notes principal of $510,000, $100,000 was issued in exchange for subordinated notes in the discounted principal amount $103,000 and the remaining $410,000 was issued for cash received.

Additionally, upon the consummation by the Company of any debt or equity financing in the amount of $2 million or more (the "Next Financing"), the Company agreed to issue to the holders (i) warrants to purchase the securities offered in the Next Financing, such aggregate number of securities to be equal to 400% of the aggregate principal amount of the Secured Notes divided by the price per security of the Next Financing; and (ii) an aggregate number of the securities offered equal to 400% of the of the aggregate principal amount of the Secured Notes divided by the price per security of the Next Financing Secured Notes. The warrants issued have an exercise price equal to the price per security of the Next Financing and a term of five years.

On June 8, 2018, the Secured Notes were amended, extending the maturity date to August 1, 2018. In addition to the extension of term, the extension fees were changed as follows: the extension fee for extension to the fifth month anniversary of the issue date was eliminated, the fee for extension to the sixth month anniversary of the issue date was made 99.4% of the principal amount, and the fee for extension to the seventh month anniversary of the issue date was made an additional 46.3% of the principal amount.

On July 31, 2018, upon the consummation of the IPO and as required by the terms of the Secured Notes, the principal and interest outstanding of the Secured Notes was paid in full and 408,000 units (376,000 units to related parties), each unit consisting each of a share of common stock and a warrant to purchase of a share of common stock at an exercise price of $6.25 per share and 408,000 Unit Warrants (376,000 Unit Warrants to related parties) were issued. The loss on extinguishment of the Secured Notes was $3,399,902. For the year ended December 31, 2018, interest and financing charges on the Secured Notes was $548,229.

Senior Note

On June 3, 2018, the Company entered into a Security Purchase Agreement in the principal amount of $325,000 to one accredited institutional investor (the "June 2018 Senior Note"). The June 2018 Senior Note ranked pari passu with respect to seniority as to payment with the $510,000 in outstanding other Secured Notes, senior as to payment as to all other outstanding debt and was secured by a lien on substantially all of the Company's assets. The June 2018 Senior Note was issued at an original issue discount of 15.4%, or $50,000, did not bear interest and was payable on March 5, 2019 or upon an earlier event of default, including, without limitation, a change of control of the Company.

The June 2018 Senior Note was convertible into shares of the Company's common stock at a conversion price of $2.00 per share, subject to adjustment for certain dilutive issuances. Additionally, in the event of the consummation by the Company of a Dilutive Financing (defined as any debt or equity financing in the amount of $2,000,000 or more, at a price of less than $4.00 per share of common stock), the Company agreed to reduce the conversion price then in effect to a price equal to 50% of the per share price of the common stock issued in the Dilutive Financing. The Company also issued to the investor a warrant to purchase 300,000 shares of its common stock exercisable at $3.75 per share which will be exercisable for a term of five years. At the time of the issuance of the June 2018 Senior Note, the Company discounted the principal by $222,950 for the relative value of the warrants issued and $52,050 for the relative value of the beneficial conversion feature, for total additional paid in capital of $275,000, which was the entire cash value of the June 2018 Senior Note at issuance.

On December 19, 2018, the holder of the June 2018 Senior Note elected to convert the entire outstanding principal of $325,000 into shares of common stock at the conversion price of $2.00 per share, as a result of which the Company issued to the holder 162,500 shares of common stock. At the time of conversion, the amortization of the remaining discounts to the June 2018 Senior Note was accelerated and recognized an interest expense of $186,397. For the year ended December 31, 2018, interest expense on the June 2018 Senior Note was $325,000, including the expense recognized on conversion referred to above.